Income Taxes-Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Federal statutory income tax rate (percent)	34.00%	34.00%
State income tax (percent)	2.00%	2.00%
Non-deductible expenses (percent)	2.60%	2.50%
Conversion adjustment (percent)	0.00%	18.00%
General Business Credit (percent)	(3.70%)	(2.30%)
Effective tax rate (percent)	34.90%	54.20%
Effective tax rate related to discontinued operations (percent)	36.00%	36.00%
Total effective tax rate (percent)	39.90%	58.40%